Subsequent Events (Details) - USD ($)	Jan. 22, 2025	Jan. 10, 2025	Oct. 21, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsequent Event [Line Items]
Ordinary shares authorized				31,500,000	31,500,000
Ordinary shares par value				$ 0.0015873	$ 0.0015873
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares authorized			31,500,000
Ordinary shares par value			$ 0.0016
Preferred stock, shares authorized			10,000,000
Preferred shares par value			$ 0.0016
Board of Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares authorized			41,500,000
Price par value			$ 0.0016
Forecast [Member]
Subsequent Event [Line Items]
Total carrying value		$ 843,021
Sales price		$ 1,700,000
Sales price	$ 325,000